Insurance contract liabilities - Disclosure of insurance contracts liability (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Details Of Insurance Contracts Liability [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 10,602,372	S/ 11,958,058
Insurance Contract By Term [Abstract]
Short term	1,023,856	949,512
Long term	9,578,516	11,008,546
Technical reserves for insurance premiums (b)
Disclosure Details Of Insurance Contracts Liability [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	10,400,667	11,735,995	S/ 12,298,075	S/ 11,223,456
Technical reserves for claims (c)
Disclosure Details Of Insurance Contracts Liability [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 201,705	S/ 222,063	S/ 203,648	S/ 203,175